Commitments and Contingencies	6 Months Ended	8 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies [Line Items]
Commitments and Contingencies

Note 5 — Commitments and Contingencies

Registration Rights

The holders of Founder Shares, Private Placement Warrants, and securities that may be issued upon conversion of Working Capital Loans, if any, will be entitled to registration rights pursuant to a registration rights agreement dated as of July 14, 2020. These holders are entitled to certain demand and “piggyback” registration rights. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until the termination of the applicable lock-up period for the securities to be registered. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the final prospectus relating to the Initial Public Offering to purchase up to 4,500,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. The underwriters exercised their over-allotment option in full on July 24, 2020.

The underwriters were paid a cash underwriting discount of $0.20 per unit, or $6.9 million in the aggregate, paid upon the closing of the Initial Public Offering. In addition, $0.35 per unit, or approximately $12.1 million in the aggregate, was payable to the underwriters for deferred underwriting commissions. Subsequently, the underwriter of the Company’s Initial Public Offering agreed to reduce its deferred underwriting fee to approximately $6.0 million. D8 and Vicarious Surgical will use the $6.0 million reduction in underwriting fees to fund additional capital advisory, legal and other fees associated with the Business Combination. The deferred fee will become payable to the underwriters from the amounts held in the Trust Accounts solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic and has concluded that the specific impact is not readily determinable as of the date of the unaudited consolidated condensed financial statements. The unaudited consolidated condensed financial statements do not include any adjustments that might result from the outcome of this uncertainty.

NOTE 6. COMMITMENTS AND CONTINGENCIES

Registration and Shareholder Rights

The holders of Founder Shares, Private Placement Warrants, and securities that may be issued upon conversion of Working Capital Loans, if any, will be entitled to registration rights pursuant to a registration rights agreement dated as of July 14, 2020. These holders are entitled to certain demand and “piggyback” registration rights. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until the termination of the applicable lock-up period for the securities to be registered. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the final prospectus relating to the Initial Public Offering to purchase up to 4,500,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. The underwriters exercised their over-allotment option in full on July 24, 2020.

The underwriters were paid a cash underwriting discount of $0.20 per unit, or $6.9 million in the aggregate, paid upon the closing of the Initial Public Offering. In addition, $0.35 per unit, or approximately $12.1 million in the aggregate, will be payable to the underwriters for deferred underwriting commissions. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Risks and Uncertainties

Management is continuing to evaluate the impact of the COVID-19 pandemic and has concluded that, while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statement. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Vicarious Surgical US Inc. [Member]
Commitments and Contingencies [Line Items]
Commitments and Contingencies

7. COMMITMENTS AND CONTINGENCIES

The Company leases its office facility under a noncancelable operating lease agreements expiring in December of 2023 and February 2029. Rent expense for the three and six months ended June 30, 2021 was $415 and $528, respectively and for the three and six month periods ended June 30, 2020 was $108, and $227, respectively.

On January 25, 2021, the Company entered into a twelve-year lease agreement that commences on April 1, 2021 and ends on February 28, 2029. Rental payments due over the period of the lease total $9.7 million.

The following table presents the future minimum lease payments required under the Company’s noncancellable operating leases at June 30, 2021:

Years Ended December 31,
2021, excluding the six months ended June 30, 2021	$392
2022	1,397
2023	1,675
2024	1,334
2025	1,376
Thereafter	4,631
Total future minimum lease payments	$10,805

Legal Proceedings — From time to time, the Company may face legal claims or actions in the normal course of business. At each reporting date, the Company evaluates whether a potential loss amount or a potential range of loss is probable and reasonably estimable under the provisions of the authoritative guidance that addresses accounting for contingencies. The Company expenses as incurred the costs related to its legal proceedings.

7. COMMITMENTS and CONTINGENCIES

The Company leases its office facility under a noncancellable operating lease agreement expiring in December of 2023. Rent expense for the years ended December 31, 2020 and 2019 was $447 and $443, respectively. See note 14, Subsequent Events, regarding a new office facility lease entered into during 2021.

The following table presents the future minimum lease payments required under this noncancellable operating lease at December 31, 2020:

Years Ended December 31,
2021	$418
2022	428
2023	436
Total future minimum lease payments	$1,282

Legal Proceedings — From time to time, the Company may face legal claims or actions in the normal course of business. At each reporting date, the Company evaluates whether a potential loss amount or a potential range of loss is probable and reasonably estimable under the provisions of the authoritative guidance that addresses accounting for contingencies. The Company expenses as incurred the costs related to its legal proceedings.